Income Taxes - Schedule of Reconciliation of Income Tax Expense (Benefit) (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Federal statutory income tax rate	21.00%	21.00%
State income taxes	5.50%	7.80%
Foreign rate differential	0.10%	0.10%
Permanent differences	0.40%	1.10%
Equity-based compensation	1.30%	(0.40%)
Preferred stock liability fair value adjustment	(1.30%)	0.00%
Tax credits	2.20%	4.40%
Less: change in valuation allowance	(29.20%)	(34.00%)
Effective Income Tax Rate	0.00%	0.00%